PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS

Note 6 — Pension Plans

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

Note 14—Pension, profit sharing and other benefit plans

Deferred compensation plans

Deferred compensation includes amounts due under an arrangement in which participating members of management may elect to defer receiving payment for a portion of their compensation a minimum of five years, or until periods after their respective retirements. We accrue interest on deferred compensation at market rates, until such time as it is paid in full. For the year ended September 30, 2012, the average interest rate used to accrue interest on our deferred compensation was 2.0%.

Defined contribution plans

We have profit sharing and other defined contribution retirement plans that provide benefits for most U.S. employees. Certain of these plans require the company match a portion of eligible employee contributions up to specified limits. These plans also allow for additional company contributions at the discretion of the Board of Directors. In 2012, 2011, 2010 and 2009, more than half of our contributions to these plans were discretionary contributions. Effective October 1, 2010, we adopted a new defined contribution plan for European employees that were formerly eligible for the European defined benefit plan described below. Under this plan, the company matches a portion of the eligible employee contributions up to limits specified in the plan. Company contributions to defined contribution plans aggregated $18.6 million, $18.4 million, $15.9 million and $15.4 million in 2012, 2011, 2010 and 2009, respectively.

Defined benefit pension plans

Certain employees in the U.S. are covered by a noncontributory defined benefit pension plan for which benefits were frozen as of December 31, 2006 (curtailment). The effect of the U.S. plan curtailment is that no new benefits have been accrued after that date. Approximately one-half of our European employees are covered by a contributory defined benefit pension plan for which benefits were frozen as of September 30, 2010. Although the effect of the European plan curtailment is that no new benefits will accrue after September 30, 2010, the plan is a final pay plan, which means that benefits will be adjusted for increases in the salaries of participants until their retirement or departure from the company. U.S. and European employees hired subsequent to the dates of the curtailment of the respective plans are not eligible for participation in the defined benefit plans. In 2010 we recorded a loss on the curtailment of the European plan of $0.7 million, which is reflected in the following disclosures.

Our funding policy for the defined benefit pension plans provides that contributions will be at least equal to the minimum amounts mandated by statutory requirements. Based on our known requirements for the U.S. and U.K. plans, as of September 30, 2012, we expect to make contributions of approximately $4.0 million in 2013. September 30 is used as the measurement date for these plans.

The unrecognized amounts recorded in accumulated other comprehensive income (loss) will be subsequently recognized as net periodic pension cost, consistent with our historical accounting policy for amortizing those amounts. We will recognize actuarial gains and losses that arise in future periods and are not recognized as net periodic pension cost in those periods as increases or decreases in other comprehensive income (loss), net of tax, in the period they arise. We adjust actuarial gains and losses recognized in other comprehensive income (loss) as they are subsequently recognized as a component of net periodic pension cost. The unrecognized actuarial gain or loss included in accumulated other comprehensive income (loss) at September 30, 2012 and expected to be recognized in net pension cost during fiscal 2013 is a gain of $0.6 million ($0.4 million net of income tax). No plan assets are expected to be returned to us in 2013.

The projected benefit obligation, accumulated benefit obligation (ABO) and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets were as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Projected benefit obligation	$215,706	$185,485	$183,551	$166,170
Accumulated benefit obligation	209,135	180,156	178,658	149,545
Fair value of plan assets	169,323	144,319	143,696	132,408

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$185,485	$183,551	$166,170	$146,725
Service cost	508	550	4,167	2,614
Interest cost	9,565	9,387	9,121	9,759
Actuarial loss (gain)	22,761	(1,327)	9,309	16,275
Plan amendments	57	(712)	214	—
Participant contributions	—	—	1,210	1,124
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,197)
Foreign currency exchange rate changes	3,258	(728)	(1,078)	(5,130)

Net benefit obligation at the end of the year	215,706	185,485	183,551	166,170

Change in plan assets:
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408	128,989
Actual return on plan assets	24,769	1,501	13,614	3,200
Employer contributions	4,354	5,352	3,374	9,500
Participant contributions	—	—	1,210	1,123
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,196)
Administrative expenses	(657)	(470)	(555)	(701)
Foreign currency exchange rate changes	2,466	(524)	(793)	(4,507)

Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408

Unfunded status of the plans	(46,383)	(41,166)	(39,855)	(33,762)
Unrecognized net actuarial loss	52,911	45,112	39,527	35,604

Net amount recognized	$6,528	$3,946	$(328)	$1,842

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(52,911)	$(45,112)	$(39,527)	$(35,604)
Deferred tax asset	17,440	15,226	12,926	11,716

Accumulated other comprehensive loss	$(35,471)	$(29,886)	$(26,601)	$(23,888)

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

	Years ended September 30,
	2012	2011	2010	2009

Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	4.3%	5.2%	5.2%	5.6%
Rate of compensation increase	3.8%	4.3%	4.3%	4.5%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	5.2%	5.2%	5.6%	7.3%
Expected return on plan assets	7.0%	7.0%	7.2%	7.8%
Rate of compensation increase	4.3%	4.3%	4.5%	4.8%

The long-term rate of return assumption represents the expected average rate of earnings on the funds invested or to be invested to provide for the benefits included in the benefit obligations. That assumption is determined based on a number of factors, including historical market index returns, the anticipated long-term asset allocation of the plans, historical plan return data, plan expenses, and the potential to outperform market index returns.

We have the responsibility to formulate the investment policies and strategies for the plans' assets. Our overall policies and strategies include: maintain the highest possible return commensurate with the level of assumed risk, and preserve benefit security for the plans' participants.

We do not direct the day-to-day operations and selection process of individual securities and investments and, accordingly, we have retained the professional services of investment management organizations to fulfill those tasks. The investment management organizations have investment discretion over the assets placed under their management. We provide each investment manager with specific investment guidelines by asset class.

The target ranges for each major category of the plans' assets at September 30, 2012 are as follows:

Asset category	Allocation range

Equity securities	40% to 75%
Debt securities	25% to 60%
Real estate and cash	0% to 10%

Our defined benefit pension plans invest in cash and cash equivalents, equity securities, fixed income securities, pooled separate accounts and common collective trusts. The following tables present the fair value of the assets of our defined benefit pension plans by asset category and their level within the fair value hierarchy (in thousands). See Note 5 for a description of each level within the fair value hierarchy.

All assets classified as Level 2 or Level 3 in the table below are invested in pooled separate accounts or common collective trusts which do not have publicly quoted prices. The fair value of the pooled separate accounts and common collective trusts are determined based on the net asset value of the underlying investments. The fair value of the underlying investments held by the pooled separate accounts and common collective trusts, other than real estate investments, is generally based upon quoted prices in active markets. The fair value of the underlying investments comprised of real estate properties is determined through an appraisal process which uses valuation methodologies including comparisons to similar real estate and discounting of income streams. For investments in the pooled separate accounts and common collective trusts categorized as Level 2 below, there are no restrictions on the ability of our benefit plans to sell these investments. The investments in pooled separate accounts categorized as Level 3 below may be restricted as to the ability of our benefit plans to sell these investments based upon the availability of cash in the investment holdings at any point in time.

	September 30, 2012				September 30, 2011				September 30, 2010				September 30, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash equivalents	$—	$3,991	$—	$3,991	$—	$2,344	$—	$2,344	$—	$2,579	$—	$2,579	$—	$3,678	$—	$3,678
Equity:
U.S. equity securities	—	47,242	—	47,242	—	39,412	—	39,412	—	41,756	—	41,756	—	40,529	—	40,529
U.K. equity securities	—	38,542	—	38,542	—	31,248	—	31,248	—	30,580	—	30,580	—	26,939	—	26,939
Other foreign equity securities	—	26,715	—	26,715	—	22,444	—	22,444	—	22,625	—	22,625	—	20,343	—	20,343
Fixed Income:
U.S. treasury securities	—	13,647	—	13,647	—	14,679	—	14,679	—	15,509	—	15,509	—	14,848	—	14,848
U.K. treasury securities	—	3,412	—	3,412	—	5,948	—	5,948	—	5,659	—	5,659	—	4,636	—	4,636
Corporate debt securities	—	29,591	569	30,160		22,832	386	23,218	—	20,917	552	21,469	—	18,110	386	18,496
Real Estate	—	—	5,614	5,614	—	—	5,026	5,026	—	—	3,519	3,519	—	—	2,939	2,939

Total	$—	$163,140	$6,183	$169,323	$—	$138,907	$5,412	$144,319	$—	$139,625	$4,071	$143,696	$—	$129,083	$3,325	$132,408

The following table presents the changes in the fair value of plan assets categorized as Level 3 in the preceding table (in thousands):

Pooled separate accounts

Balance as of October 1, 2008	$7,881
Realized and unrealized losses, net	(3,121)
Purchases, sales and settlements, net	(1,435)

Balance as of September 30, 2009	3,325
Realized and unrealized gains, net	47
Purchases, sales and settlements, net	699

Balance as of September 30, 2010	4,071
Realized and unrealized gains, net	633
Purchases, sales and settlements, net	708

Balance as of September 30, 2011	5,412
Realized and unrealized gains, net	381
Purchases, sales and settlements, net	390

Balance as of September 30, 2012	$6,183

The pension plans held no positions in Cubic Corporation common stock as of September 30, 2012, 2011, 2010 and 2009.

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2013	$6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988